Restricted cash - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Restricted Cash Current	¥ 164,889	$ 25,270	¥ 1,392
Restricted By Government Department For Certain Investigation [Member]
Restricted Cash Current	164,889		¥ 1,392
Restricted cash	¥ 156,189